STOCKHOLERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
6. STOCKHOLDERS’ EQUITY

Sales of Common Stock for cash

During 2013, the Company issued 825,000 shares of common stock at a price of $1.00 per share for total cash proceeds of $825,000. The shares issued during 2013 pursuant to the subscription agreements contain anti-dilution protection for one year following the final closing thereunder. If the Company issues common stock at less than $1.00 per share during such one year period or if the Company issues securities during such one year period which are convertible into or exercisable for shares of our common stock with a conversion or exercise price of less than $1.00 per share, then the offering price of $1.00 gets adjusted to the lower price entitling the subscribers to additional shares. The anti-dilution clause pursuant to these subscription agreements expired in October 2014.

During January through March 2014, the Company issued 675,000 shares of common stock at a price of $1.00 per share for total cash proceeds of $675,000.

In June 2014, the Company issued 600,000 shares of common stock at a price of $1.00 per share and 1,800,000 warrants, each exercisable for one share of common stock with an 8-year term and a $1.00 exercise price, for total cash proceeds of $600,000. The Company recorded the issuance of these shares and warrants as follows:

	Shares	Gross proceeds	Offering costs	Net proceeds	Relative fair value allocated to warrants	Amount allocated to common stock and paid-in capital
June 2014	600,000	$600,000	$-	$600,000	$449,624	$150,376

Common Stock issued for Services

During March 2013, the Company entered into a consulting agreement with Hart Partners LLC to perform certain services on behalf of the Company. In accordance with the consulting agreement with Hart Partners LLC, the Company issued 25,000 shares of common stock during the year ended December 31, 2013. The common stock was valued at the grant date closing price of $2.38 per share, and totaled $59,500 which the Company recorded as stock compensation.

On January 28, 2014, the Company issued 850,000 shares of common stock in aggregate to its CEO, CFO and President for services. The common stock was valued at the grant date closing price of $3.19 per share, and totaled $2,711,500 which the Company recorded as stock compensation during the three months ended March 31, 2014. On March 10, 2014, the Company issued 2,800,000 shares of common stock in aggregate to its CEO, CFO and President for services. The common stock was valued at the grant date closing price of $3.16 per share, and totaled $8,848,000 which the Company recorded as stock compensation during the nine months ended September 30, 2014.

During the nine months ended September 30, 2014, the Company issued 599,598 shares of common stock to consultants for services at various dates. The Company recorded stock-based compensation expense of $1,714,714 based on the grant date fair value in connection with the issuance of these shares.

Stock Option Awards

During January 2014, the Company granted options to purchase 177,500 shares of common stock to employees. The options have an exercise price of $1.00 per share and vest over periods of 3 years. The stock price on the grant date was $3.40 per share. The options were valued on the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions: (1) risk free interest rate 2.00%, (2) term of 10 years, and (3) expected stock volatilities of 184% (4) dividend rate of 0%. As a result, the fair value of these options on the grant date was $597,838 and the intrinsic value was $426,000.

During February 2014, the Company granted options to purchase 25,000 shares of common stock to a consultant. The options have an exercise price of $1.00 per share and vest over 1 year. The stock price on the grant date was $3.15 per share. The options were valued on the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions: (1) risk free interest rate 2.00%, (2) term of 10 years, and (3) expected stock volatility of 186%. As a result, the fair value of these options on the grant date was $77,565 and the intrinsic value was $53,750.

During March 2014, the Company granted options to purchase 850,000 shares of common stock to its Chief Executive Officer, President and Chief Financial Officer. The options have an exercise price of $1.00 per share and vest over 3 years. The stock price on the grant date was $2.99 per share. The options were valued on the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions: (1) risk free interest rate 2.00%, (2) term of 10 years, and (3) expected stock volatility of 184%. As a result, the fair value of these options on the grant date was $2,515,575 and the intrinsic value was $1,691,500.

During May 2014, the Company granted options to four employees to purchase 85,000 shares of common stock. The options have an exercise price of $1.00 per share and vest over 4 years. The stock prices on the grant dates were $2.80 - $2.90 per share. The options were valued on the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions: (1) risk free interest rate 2.54% and 2.66%, (2) term of 10 years, and (3) expected stock volatility of 180%. As a result, the fair value of these options on the grant dates was $241,233 and the intrinsic value was $156,000.

During June 2014, the Company granted options to two employees and a consultant to purchase 160,000 shares of common stock. The options have an exercise price of $1.00 per share and vest over 4 years. The stock prices on the grant dates were $2.15 - $2.50 per share. The options were valued on the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions: (1) risk free interest rate 2.54%, (2) term of 10 years, and (3) expected stock volatility of 174%. As a result, the fair value of these options on the grant date was $361,124 and the intrinsic value was $205,000.

During July and August 2014, the Company granted options to purchase 425,000 shares of common stock to various individuals. The options have an exercise price of $1.00 per share and vest over 4 years. The stock prices on the grant dates were $2.06 - $2.10 per share. These options were valued on the date of the grants using the Black-Scholes option pricing model with the following weighted average assumptions: (1) risk free interest rate 2.61%, (2) term of 10 years, (3) expected stock volatility of 174%, and (4) expected dividend rate of 0%. The options have an exercise price of $1.00 per share and vest over 0-4 years. The fair value of these stock options on the grant date was approximately $862,124 and the intrinsic value was $459,000.

A summary of stock option activity is presented below:

			Weighted-average
		Weighted-average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term (years)	Value
Outstanding at December 31, 2013	1,433,650	$0.54		$-
Granted	1,722,500	1.00
Cancelled/Expired	(328,650)	0.50
Outstanding at September 30, 2014	2,827,500	$0.82	9.06	$1,885,475
Exercisable at September 30, 2014	1,157,597	$0.71	8.47	$901,617

During the nine months ended September 30, 2014 and September 30, 2013, the Company recognized stock-based compensation expense of $2,626,715 and $1,833,557, respectively, related to stock options. As of September 30, 2014, there was $3,137,850 of total unrecognized compensation cost related to non-vested stock.

Warrant Awards

On March 10, 2014, the Company issued warrants to third parties for services to purchase 750,000 shares of its common stock granted with an exercise price of $1.00 per share. The stock price on the grant date was $3.16 per share. As a result, the intrinsic value for these warrants on the grant date was $1,620,000. The fair value of these warrants was approximately $2,361,731 and was valued on the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions: (1) risk free interest rate 2.67%, (2) term of 10 years, (3) expected stock volatility of 170%, and (4) expected dividend rate of 0%. All of the warrants vest immediately.

On April 30, 2014, the Company issued warrants to a third party to purchase 250,000 shares of its common stock granted with an exercise price of $1.00 per share. The stock price on the grant date was $2.65 per share. As a result, the intrinsic value for these warrants on the grant date was $412,500. The fair value of these warrants was approximately $659,847 and was valued on the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions: (1) risk free interest rate 2.00%, (2) term of 10 years, (3) expected stock volatility of 170%, and (4) expected dividend rate of 0%. All of the warrants vest immediately.

On June 18, 2014, in connection with the issuance of common stock, the Company issued warrants to a third party to purchase 1,800,000 shares of its common stock granted with an exercise price of $1.00 per share. See note 5.

A summary of warrant activity is presented below:

			Weighted-average
		Weighted-average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term (years)	Value
Outstanding at December 31, 2013	750,000	0.01
Granted	2,800,000	1.00
Exercised	-	-
Expired/Forfeited	-	-
Outstanding and exercisable at September 30, 2014	3,550,000	$0.79	8.31	$5,535,000

Equity Purchase Agreement

On July 23, 2014, the Company entered into an Equity Purchase Agreement and a Registration Rights Agreement with Kodiak Capital Group, LLC (“Kodiak”) in order to establish a source of funding for the Company. Under the Equity Purchase Agreement, Kodiak has agreed to provide the Company with up to $3,000,000 of funding upon effectiveness of a registration statement on Form S-1. Following effectiveness of the registration statement, the Company can deliver puts to Kodiak under the Equity Purchase Agreement under which Kodiak will be obligated to purchase shares of the Company’s common stock based on the investment amount specified in each put notice, which investment amount may be any amount up to $3,000,000 less the investment amount received by the Company from all prior puts, if any. Puts may be delivered by the Company to Kodiak until the earlier of December 31, 2015 or the date on which Kodiak has purchased an aggregate of $3,000,000 of put shares. The number of shares of the Company’s common stock that Kodiak will purchase pursuant to each put notice will be determined by dividing the investment amount specified in the put by the purchase price. The purchase price per share of common stock will be set at eighty (80%) of the Market Price of the Company’s common stock with market price being defined as the lowest daily value weighted average trading price for our common stock for any trading day during the five consecutive trading days immediately following the date of the put notice to Kodiak. Upon delivery of a put notice, the Company may designate a floor price for the market price calculation. If the applicable market price is below the floor price, the market price will be deemed to be the floor price. Under such circumstances, Kodiak may, at its option, purchase any amount of shares covered by the put but is not required to purchase any specified amount of shares.

On November 13, 2014 we terminated the Equity Purchase Agreement.

5. STOCKHOLERS’ EQUITY

Sales of Common Stock for cash

On December 29, 2010, the Company issued 8,000,000 shares of common stock at a price of $0.001 per share, to its sole Director, for total cash proceeds of $8,000.

During 2011, the Company issued 2,400,000 shares of common stock at a price of $0.01 per share for total cash proceeds of $24,000.

During 2012, the Company issued 950,000 shares of common stock at a price of $0.50 per share for total cash proceeds of $475,000.

During 2013, the Company issued 825,000 shares of common stock at a price of $1.00 per share for total cash proceeds of $825,000. The shares issued during 2013 pursuant to the subscription agreements contain anti-dilution protection for one year following the final closing thereunder. If the Company issues common stock at less than $1.00 per share during such one year period or if the Company issues securities during such one year period which are convertible into or exercisable for shares of our common stock with a conversion or exercise price of less than $1.00 per share, then the offering price of $1.00 gets adjusted to the lower price entitling the subscribers to additional shares. The anti-dilution clause pursuant to these subscription agreements will expire in October 2014.

Cancellation of Common Stock and distribution of assets and liabilities to former shareholder

In connection with the change of control, on November 21, 2012, the Company cancelled 8,000,000 shares of common stock. In addition, the Company created a separate entity named Charlie GPS Split Corp. (“Split-off Corp”) and in connection therewith transferred $1,258 of the Company’s inventory and $106,476 of the Company’s liabilities to Split-off Corp in addition to transferring all of the capital stock of Split-off Corp to the former principal shareholder of the Company. The Company treated the cancellation of assets and liabilities as a contribution of capital to the Company of $105,218.

Issuances of Common Stock for Assets

On November 21, 2012, the Company issued 14,582,500 shares of common stock in exchange for software. This transaction was accounted for as a transfer of nonmonetary assets by a shareholder and was recorded at the historical cost of the software which was $98,290.

On December 28, 2012, the Company purchased a domain name for $60,000 in cash and 25,000 shares of common stock of the Company. The common stock issued for the domain name was valued at the grant date closing price on December 28, 2012, or $1.75 per share, and totaled $43,750 and was subject to redemption for $15,000 in cash until December 28, 2013. The redemption rights expired unexercised during 2013 and the Company reclassified this share issuance to equity during the year ended December 31, 2013.

Common Stock issued for Services

During March 2013, the Company entered into a consulting agreement with Hart Partners LLC to perform certain services on behalf of the Company. In accordance with the consulting agreement with Hart Partners LLC, the Company issued 25,000 shares of common stock during the year ended December 31, 2013. The common stock was valued at the grant date closing price of $2.38 per share, and totaled $59,500 which the Company recorded as stock compensation.

Stock Option Awards

On November 27, 2012, the Company issued options to two employees to each purchase 100,000 shares of its common stock. These options were granted with an exercise price of $0.50 per share. The stock price on the grant date was $1.20 per share. As a result, the intrinsic value for these options on the grant date was $140,000. The fair value of these options was $239,360 and the options were valued on the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions: (1) risk free interest rate 2.00%, (2) term of 10 years, (3) expected stock volatility of 178.45%, and (4) expected dividend rate of 0%. Twenty-five percent of the stock options vested immediately and thereafter 2,084 stock options of each employee shall vest monthly until December 1, 2015 when the remaining 2,060 options for each employee shall vest.

During January through February 2013, the Company granted options to purchase 1,250,000 shares of common stock to certain employees and consultants. The options all have an exercise price of $0.50 per share and vest over periods of 0 to 4 years. The stock price on the grant date was $1.79-$2.14 per share. The options were valued on the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions: (1) risk free interest rate 2.00%, (2) term of 10 years, and (3) expected stock volatilities of 182.18% -195.60% (4) dividend rate of 0%. As a result, the fair value of these options on the grant date was $2,339,820 and the intrinsic value was $1,738,500.

During April through September 2013, the Company granted options to purchase 155,000 shares of common stock to certain consultants and the Company’s Chief Financial Officer.  The options all have an exercise price of $1.00 per share and vest over 2 to 4 years.  The stock price on the grant date was $3.00-$3.51 per share. The options were valued on the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions: (1) risk free interest rate 2.00%, (2) term of 10 years, and (3) expected stock volatility of 180.83-188.37%.  As a result, the fair value of these options on the grant date was $475,041 and the intrinsic value was $324,000.

During 2013, options to purchase 171,350 shares of common stock were forfeited.

A summary of stock option activity is presented below:

			Weighted-average
		Weighted-average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term (years)	Value
Outstanding at December 31, 2011	-	$-	-	$-
Granted	200,000	0.50	10.00	-
Outstanding at December 31, 2012	200,000	0.50	9.90	-
Granted	1,405,000	0.56	10.00	-
Expired/Forfeited	(171,350)	0.64	-	-
Outstanding at December 31, 2013	1,433,650	$0.54	9.04	$-
Exercisable at December 31, 2013	876,387	$0.52	9.04	$2,641,339

During the years ended December 31, 2013 and 2012, the Company recognized stock-based compensation expense of $1,950,410 and $91,778, respectively, related to stock options. As of December 31, 2013, there was approximately $599,155 of total unrecognized compensation cost related to non-vested stock options which is expected to be recognized ratably over a weighted average period of approximately 1.4 years.

Warrant Awards

On December 3, 2012, the Company issued warrants to third parties to purchase 750,000 shares of its common stock granted with an exercise price of $0.01 per share. The stock price on the grant date was $1.24 per share. As a result, the intrinsic value for these warrants on the grant date was $922,500. The fair value of these warrants was $929,734 and the options were valued on the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions: (1) risk free interest rate 2.00%, (2) term of 10 years, (3) expected stock volatility of 178.45%, and (4) expected dividend rate of 0%. All of the warrants vested immediately and $929,734 was expensed during the year ended December 31, 2012.

A summary of warrant activity is presented below:

Weighted-average
		Weighted-average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term (years)	Value
Outstanding at December 31, 2011	-	-	-	-
Granted	750,000	$0.01
Outstanding at December 31, 2012	750,000	-
Granted	-	-
Exercised	-	-
Expired/Forfeited	-	-
Outstanding at December 31, 2013	750,000	$0.01	8.9	$2,542,500